Financial Instruments not Carried at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investments:
Mortgage loans, net of allowance	$ 12,379	$ 10,929
Policy loans	1,015	1,030
Liabilities
Short-term debt	407	0
Long-term debt	771	793
Level 2 [Member]
Liabilities
Long-term debt	927	977
Level 3 [Member]
Liabilities
Investment contracts	40,113	34,711
Short-term debt	407
Long-term debt	71	93
Mortgage loans held-for-investment [Member] | Level 3 [Member]
Investments:
Investments	12,167	10,876
Policy loans [Member] | Level 3 [Member]
Investments:
Investments	1,015	1,030
Other [Member] | Level 3 [Member]
Investments:
Investments	84	78
Fair Value [Member]
Liabilities
Investment contracts	40,113	34,711
Short-term debt	407
Long-term debt	999	1,070
Fair Value [Member] | Mortgage loans held-for-investment [Member]
Investments:
Investments	12,167	10,876
Fair Value [Member] | Policy loans [Member]
Investments:
Investments	1,015	1,030
Fair Value [Member] | Other [Member]
Investments:
Investments	84	78
Carrying Value [Member]
Liabilities
Investment contracts	42,094	36,746
Short-term debt	407
Long-term debt	771	793
Carrying Value [Member] | Mortgage loans held-for-investment [Member]
Investments:
Mortgage loans, net of allowance	12,379	10,929
Carrying Value [Member] | Policy loans [Member]
Investments:
Policy loans	1,015	1,030
Carrying Value [Member] | Other [Member]
Investments:
Other investments	$ 84	$ 78